Statement to Securityholder
Ally Auto Receivables Trust 2024-1

Deal Information		Table of Contents

Asset Type:	Consumer Retail	1.	Class Distribution Summary
		2.	Note Factor Summary
Closing Date:	3/13/2024	3.	Interest Summary
		4.	Collections and Distributions
Bloomberg Ticker:	ALLYA 2024-1	5.	Cash Reserve
		6.	Collateral Summary
Collection Period:		7.	Net Charge-Offs, Delinquencies, and Bankruptcies
Begin	4/1/2026	8.	Performance Tests
End	4/30/2026	9.	Supplemental Disclosures

Determination Date:	5/11/2026
Distribution Date:	5/15/2026

ABS Investor Relations:
Servicer:	Ally Bank
Telephone:	(866) 710-4623
E-Mail:	securitization@ally.com

Additional information about the transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the CIK number 0002010413.

Statement to Securityholder
Ally Auto Receivables Trust 2024-1

1. Class Distribution Summary
				Class Distribution
Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Principal	Interest	Total	Ending Note Principal Balance
A-1	02008FAA2	265,960,000.00	0.00	0.00	0.00	0.00	0.00
A-2	02008FAB0	340,000,000.00	0.00	0.00	0.00	0.00	0.00
A-3	02008FAC8	390,000,000.00	205,246,284.33	17,871,126.13	868,875.94	18,740,002.07	187,375,158.20
A-4	02008FAD6	63,200,000.00	63,200,000.00	0.00	260,173.33	260,173.33	63,200,000.00
B	02008FAE4	23,560,000.00	23,560,000.00	0.00	101,308.00	101,308.00	23,560,000.00
C	02008FAF1	19,640,000.00	19,640,000.00	0.00	88,543.67	88,543.67	19,640,000.00
D	02008FAG9	14,590,000.00	14,590,000.00	0.00	70,518.33	70,518.33	14,590,000.00
Total Notes		1,116,950,000.00	326,236,284.33	17,871,126.13	1,389,419.27	19,260,545.40	308,365,158.20
Certificates	02008F104/ U0203F116					661,453.39
Total Class Distribution						19,921,998.79

Statement to Securityholder
Ally Auto Receivables Trust 2024-1
2. Note Factor Summary
(Amount per $1,000 of Original Principal)

		Distribution
Class	Beginning	Principal	Interest	Total	Ending
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	526.2725239	45.8234003	2.2278870	48.0512874	480.4491236
A-4	1,000.0000000	0.0000000	4.1166666	4.1166666	1000.0000000
B	1,000.0000000	0.0000000	4.3000000	4.3000000	1000.0000000
C	1,000.0000000	0.0000000	4.5083335	4.5083335	1000.0000000
D	1,000.0000000	0.0000000	4.8333331	4.8333331	1000.0000000
Total Notes	292.0777871				276.0778533

Statement to Securityholder
Ally Auto Receivables Trust 2024-1
3. Interest Summary

A. Target Interest Calculation

				Fixed Rate	Variable Rate
Class	Beginning Note Principal Balance	Accrual Methodology	Interest Accrual Days	Total	Applicable Index	Margin	Total	Target Interest Calculation
A-1	0.00	Actual/360	30	5.528%	N/A	N/A	N/A	0.00
A-2	0.00	30/360	30	5.320%	N/A	N/A	N/A	0.00
A-3	205,246,284.33	30/360	30	5.080%	N/A	N/A	N/A	868,875.94
A-4	63,200,000.00	30/360	30	4.940%	N/A	N/A	N/A	260,173.33
B	23,560,000.00	30/360	30	5.160%	N/A	N/A	N/A	101,308.00
C	19,640,000.00	30/360	30	5.410%	N/A	N/A	N/A	88,543.67
D	14,590,000.00	30/360	30	5.800%	N/A	N/A	N/A	70,518.33
Total	326,236,284.33							1,389,419.27

B. Interest Distribution

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Calculation	Interest Shortfall Allocated/ (Repaid)	Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
	(1)	(2)	(3)	(4) = (2) - (3)	(5) = (1) + (3)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	868,875.94	0.00	868,875.94	0.00
A-4	0.00	260,173.33	0.00	260,173.33	0.00
B	0.00	101,308.00	0.00	101,308.00	0.00
C	0.00	88,543.67	0.00	88,543.67	0.00
D	0.00	70,518.33	0.00	70,518.33	0.00
Total	0.00	1,389,419.27	0.00	1,389,419.27	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2024-1
4. Collections and Distributions

Collections
Receipts During the Period - Principal	17,037,126.70
Receipts During the Period - Interest	2,734,733.64
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	435,657.02
Other Fees or Expenses Paid	0.00
Total Collections	20,207,517.36
Beginning Reserve Account Balance	2,804,999.84
Total Available Amount	23,012,517.20

Distributions
Basic Servicing Fee	284,018.57
Amounts paid in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	1,129,049.27
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	101,308.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	88,543.67
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	70,518.33
Fourth Priority Principal Distributable Amount	3,285,126.97
Reserve Account Deposit	2,804,999.84
Noteholders' Regular Principal Distributable Amount	14,585,999.16
Indenture Trustee expenses	0.00
Unpaid Fees due to Trustees, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	661,453.39
Total Distributions	23,012,517.20

Statement to Securityholder
Ally Auto Receivables Trust 2024-1

5. Cash Reserve

			Reductions
Initial Balance	Beginning Balance	Additions	Draws	Releases	Ending Balance	Specified Reserve Account Balance
2,804,999.84	2,804,999.84	0.00	0.00	0.00	2,804,999.84	2,804,999.84

6. Collateral Summary

		Initial	Beginning	Ending
Balances	Number of Receivables	59,162	25,665	24,725
	Aggregate Receivables Principal Balance	1,121,999,935.31	340,822,283.49	322,951,157.36
	Aggregate Amount Financed	1,121,999,935.31	340,822,283.49	322,951,157.36
	Pool Factor		30.3763194	28.7835273

Weighted Averages	Coupon	9.62%	10.08%	10.10%
	Original Maturity	70.97	71.51	71.54
	Remaining Maturity	53.76	36.52	35.87

Prepayment Percentage	Monthly Period
27
1.23%

Statement to Securityholder
Ally Auto Receivables Trust 2024-1
7. Net Charge-Offs, Delinquencies, and Bankruptcies

Net Charge-Offs						Cumulative Net Charge-Offs
Period	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs (Recoveries)	Average Net Charge-Offs (Recoveries)	Loss Rate	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate
Current	331,886,720.43	39	398,342.41	10,213.91	1.4403%	1,121,999,935.31	11,651,999.77	1.0385%
Preceding	350,873,504.96	46	261,748.07	5,690.18	0.8952%
Next Preceding	370,329,709.69	39	409,852.82	10,509.05	1.3281%
Third Preceding	389,518,054.41	56	608,951.47	10,874.13	1.8760%
Four Month Average					1.3849%

Delinquencies				Delinquency Stratification
Period	Total Accounts	Accounts over 60	Percent Delinquent	Days	Total Accounts	Total Balance	Percent Delinquent
Current	24,725	218	0.8817%	31 - 60	446	7,413,213.41	2.2955%
Preceding	25,665	176	0.6858%	61 - 90	170	2,684,849.53	0.8313%
Next Preceding	26,725	197	0.7371%	91 - 120	41	581,639.86	0.1801%
Three Month Average			0.7682%	> 120	7	22,543.95	0.0070%

Bankruptcies
	Total Accounts	Total Balance
Prior Period	247	3,581,438.69	[1]
Additions	14	237,768.29
Removals[2]	7	147,453.38
Ending	254	3,671,753.60

1 Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.
2 Include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.

Statement to Securityholder
Ally Auto Receivables Trust 2024-1
8. Performance Tests

For the Collection Period
Event of Default						All Tests Passed

Servicer Default						All Tests Passed

Overcollateralization:
	Initial	5,049,935.31
	Current	14,585,999.16	Overcollateralization Target Reached?			YES
	Target	14,585,999.16

Asset Representations Review Delinquency Trigger:
	Monthly Period	Trigger	Monthly		61+
	1-12	2.70%	Period	Trigger	Delinquencies
	13-24	2.90%	27	3.10%	1.02%	Pass
	25-36	3.10%
	37+	4.60%

9. Supplemental Disclosures

For the Collection Period
Supplemental Servicing Fees						54,713.81
Other Fees or Expenses Accrued						0.00
Liquidation Expenses						21,450.00
Have there been any material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the period or that, cumulatively, have become material over time?						No
Have there been any material changes in determining or defining delinquencies, charge-offs or uncollectible amounts?						No
Have there been any receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred?						No